SHARE CAPITAL (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)
Number of options
Number of options, Balance as at January 1, 2012	4,162,061		4,312,165
Number of options, Granted	1,390,225	1,168,103
Number of options, Exercised	(1,086,102)
Number of options, Forfeited	(151,019)
Number of options, Expired	(3,000)
Number of options, Balance December 31, 2012		4,162,061	4,312,165
Number of options, Exercisable as at December 31, 2012			1,997,699
Number of options, Vested and expected to vest as at December 31, 2012			3,739,660
Weighted average exercise price (CDN$)
Weighted average exercise price, Balance as at January 1, 2012	4.23
Weighted average exercise price, Granted	3.60
Weighted average exercise price, Exercised	2.24
Weighted average exercise price, Forfeited	4.38
Weighted average exercise price, Expired	1.71
Weighted average exercise price, Balance December 31, 2012	4.52	4.23
Weighted average exercise price, Exercisable as at December 31, 2012	5.02
Weighted average exercise price, Vested and expected to vest as at December 31, 2012	4.61
Average remaining contractual life in years
Average remaining contractual life in years, Exercisable as at December 31, 2012	2 years 1 month 6 days
Average remaining contractual life in years, Vested and expected to vest as at December 31, 2012	3 years 4 months 24 days
Aggregate intrinsic value
Aggregate intrinsic value, Exercisable as at December 31, 2012			$ 680
Aggregate intrinsic value, Vested and expected to vest as at December 31, 2012			$ 1,377